Summary of Significant Accounting Policies - Foreign Currency Remeasurement and Translation (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Accounting Policies [Abstract]
Foreign currency translation gain (loss)	$ 1.0	$ (3.8)	$ (2.2)	$ 1.0